Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [text block] [Abstract]
Schedule of key management personnel
Key Management Personnel	2020	2019	2018
	($)	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	375,858	382,002	434,543
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options	366,818	262,432	150,706
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	290,314	62,209	297,445
Short-term employee benefits paid or accrued to the Chief Technical Officer of the Company, including share-based compensation vested for incentive stock options and performance warrants.	403,626	297,140	238,456
Short-term employee benefits paid or accrued to certain directors and officers of the Company including share-based compensation vested for incentive stock options and performance warrants.	440,000	442,757	101,456

Total	1,876,616	1,446,540	1,222,606